DISCONTINUED OPERATIONS - Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 8,208	$ 7,683	$ 6,803
Direct operating costs	(7,568)	(6,794)	(6,163)
General and administrative expenses	(326)	(268)	(203)
Interest expense, net	(832)	(878)	(523)
Equity accounted income (loss), net	8	3	8
Impairment expense, net	(691)	(606)	(21)
Gain on acquisitions/dispositions, net	0	87	0
Other income (expense), net	(666)	126	(75)
Income (loss) before income tax from continuing operations	(2,075)	(911)	662
Net income (loss)	(1,927)	2,829	1,076
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	0	3,506	3,795
Direct operating costs	0	(3,087)	(3,303)
General and administrative expenses	0	(176)	(169)
Interest expense, net	0	(246)	(219)
Equity accounted income (loss), net	0	1	5
Impairment expense, net	0	(3)	0
Gain on acquisitions/dispositions, net	0	3,916	0
Other income (expense), net	0	(115)	(100)
Income (loss) before income tax from continuing operations	0	3,796	9
Current and deferred taxes	0	16	371
Net income (loss)	$ 0	$ 3,812	$ 380